Other receivables and assets (Tables)	12 Months Ended
Dec. 31, 2019
Other receivables and assets [abstract]
Other receivables and assets
	As at 31 December
	2019	2018

Prepayments for inventories	758,834	990,742
Prepaid income tax	139,617	134,477
Others	266,252	270,330

Subtotal of prepayments	1,164,703	1,395,549

Less: Loss allowance	2,638	4,638

Total prepayments, net	1,162,065	1,390,911

Dividends receivable	-	30,000
Receivables from sales of fuel	99,649	74,578
Others (Note i)	2,077,156	1,569,181
Subtotal of other receivables	2,176,805	1,673,759

Less: Loss allowance	52,531	38,531

Total other receivables, net	2,124,274	1,635,228

Profit compensation from Huaneng Group (Note 16)	457,727	550,832
VAT recoverable	1,773,396	1,927,638
Finance lease receivables (Note 43)	483,691	871,302
Designated loan to a joint venture	80,000	80,000
Others	136,610	-

Gross total	6,272,932	6,499,080

Net total	6,217,763	6,455,911

Gross amounts of other receivables denominated in currencies
	As at 31 December
	2019	2018

RMB	1,943,568	1,572,651
S$ (RMB equivalent)	86,422	68,390
US$ (RMB equivalent)	11,898	7,401
PKR (RMB equivalent)	134,917	25,317

Total	2,176,805	1,673,759

Movements of other receivables and assets loss allowance
	2019	2018

Beginning of the year	(43,169)	(33,879)
Provision	(25,578)	(24,924)
Reversal/write-off	13,578	15,634

End of the year	(55,169)	(43,169)